Related Party Transactions - Summary of Loans and Deposits of Key Management Personnel (Detail) - Key management personnel directors and their close family members [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Loans	$ 13	$ 6
Deposits	$ 6	$ 8